Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Nonvested [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Outstanding non-vested stock options - beginning of year (in shares)	292,311	132,689	110,829
Granted (in shares)	486,329	216,043	58,434
Vested (in shares)	(128,804)	(56,421)	(36,574)
Forfeited / expired (in shares)	(34,781)	0	0
Outstanding non-vested stock options - end of year (in shares)	615,055	292,311	132,689
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 4.02	$ 4.75	$ 4.25
Granted (in dollars per share)	2.23	3.74	5.39
Vested (in dollars per share)	4.14	4.64	4.25
Forfeited / expired (in dollars per share)	2.23	0.00	0.00
Outstanding non-vested stock options - end of year (in dollars per share)	$ 2.68	$ 4.02	$ 4.75